HERITAGE INCOME TRUST
                              High Yield Bond Fund

                                     NOTICE

                                    REGARDING
                        PROSPECTUS DATED JANUARY 2, 2007
                AND SUPPLEMENTED JULY 1, 2007 and AUGUST 20, 2007

     On August 28, 2007, a supplement dated August 20, 2007, was inadvertently filed to the Heritage Income Trust - High Yield Bond Fund prospectus with the Securities and Exchange Commission (Accession No. 0000898432-07-000782). The information in that supplement is not correct and is invalid. Shareholders and investors should disregard all information contained in that supplement.